Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: May 10, 2023

Payment Date	5/15/2023
Collection Period Start	4/1/2023
Collection Period End	4/30/2023
Interest Period Start	4/17/2023
Interest Period End	5/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$491,047,526.95	$36,034,194.57	$455,013,332.38	0.775415	Sep-25
Class A-2b Notes	$105,774,382.08	$7,761,966.93	$98,012,415.15	0.775415	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,445,731,909.03	$43,796,161.50	$1,401,935,747.53

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,574,594,538.05	$1,526,325,789.82	0.738546
YSOC Amount	$124,114,844.73	$119,642,258.00
Adjusted Pool Balance	$1,450,479,693.32	$1,406,683,531.82
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$491,047,526.95	3.74000%	30/360	$1,530,431.46
Class A-2b Notes	$105,774,382.08	5.40008%	ACT/360	$444,258.99
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,445,731,909.03			$4,621,068.70

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,574,594,538.05	$1,526,325,789.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,450,479,693.32	$1,406,683,531.82
Number of Receivables Outstanding	78,952	77,935
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	51	50

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,544,197.39
Principal Collections	$47,858,932.64
Liquidation Proceeds	$140,478.79
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$52,543,608.82
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$52,543,608.82

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,312,162.12	$1,312,162.12	$—	$—	$51,231,446.70
Interest - Class A-1 Notes	$—	$—	$—	$—	$51,231,446.70
Interest - Class A-2a Notes	$1,530,431.46	$1,530,431.46	$—	$—	$49,701,015.24
Interest - Class A-2b Notes	$444,258.99	$444,258.99	$—	$—	$49,256,756.25
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$47,329,766.25
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$46,837,428.00
First Allocation of Principal	$—	$—	$—	$—	$46,837,428.00
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$46,769,819.67
Second Allocation of Principal	$1,048,377.21	$1,048,377.21	$—	$—	$45,721,442.46
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,647,500.79
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,647,500.79
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,562,000.79
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,562,000.79
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,562,000.79
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,814,216.50
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,814,216.50
Remaining Funds to Certificates	$2,814,216.50	$2,814,216.50	$—	$—	$—
Total	$52,543,608.82	$52,543,608.82	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$124,114,844.73
Increase/(Decrease)	$(4,472,586.73)
Ending YSOC Amount	$119,642,258.00

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,450,479,693.32	$1,406,683,531.82
Note Balance	$1,445,731,909.03	$1,401,935,747.53
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	41	$409,815.59
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	52	$140,478.79
Monthly Net Losses (Liquidation Proceeds)			$269,336.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.01%
Current Collection Period			0.21%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$1,574,808.61
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	116	$2,805,579.65
60-89 Days Delinquent	0.03%	24	$495,287.51
90-119 Days Delinquent	0.01%	9	$216,588.94
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	149	$3,517,456.10

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$127,224.51
Total Repossessed Inventory		12	$303,414.01

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		33	$711,876.45
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.04%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.62	0.04%	24	0.03%